Condensed Consolidated and Combined Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income	$ 122	$ 460	$ 448	$ 1,074	$ 1,346	$ 1,343	$ 1,460
Other comprehensive income (loss), net of tax:
Cumulative translation adjustment	179	(134)	94	(44)	157	(331)	(280)
Defined benefit pension	10	0	20	0	(33)	34	10
Cash flow hedging instruments	(11)	0	(10)	0
Total other comprehensive income (loss), net of tax	178	(134)	104	(44)	124	(297)	(270)
Comprehensive income	$ 300	$ 326	$ 552	$ 1,030	$ 1,470	$ 1,046	$ 1,190